MAY 2012 PRIVATE PLACEMENT	9 Months Ended
Sep. 30, 2012
MAY 2012 PRIVATE PLACEMENT [Abstract]
MAY 2012 PRIVATE PLACEMENT

NOTE 3. - MAY 2012 PRIVATE PLACEMENT

On May 15, 2012 the Company issued 1,710,833 shares of its common stock and warrants to purchase up to 1,710,833 shares of its common stock for total consideration of $1,026,500 consisting of: $786,500 in cash, cancellation by a vendor of $150,000 in accounts payable and the exchange by an employee of his 4% minority interest in Goodrich Tobacco for stock and warrants valued at $90,000 in the offering. The warrants issued have an exercise price of $1.00 per share, a five year term and a "down round provision" so they will be classified as derivatives for accounting purposes, which (similarly to the January 25, 2011 Warrants) means they are reported as a liability and marked to market at each balance sheet date. At the date of issuance of these warrants the value was estimated to be $1,841,000 which exceeded the total consideration received in the offering by $814,500 resulting in an immediate charge to other income and expense - warrant liability - net for this amount. This private placement constituted a "down round" for purposes of all previously issued warrants and the December 16, 2011 convertible notes and resulted in adjustments to the exercise price, conversion price and the number of shares issuable upon exercise or conversion of these previously issued securities.